                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-5399
               ---------------------------------------------------

                      THE NEW AMERICA HIGH INCOME FUND, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       33 Broad Street, Boston, MA  02109
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                           Richard E. Floor, Secretary
                     The New America High Income Fund, Inc.
                                33 Broad Street
                               Boston, MA 02109

Registrant's telephone number, including area code:(617) 263-6400

Date of fiscal year end: December 31

Date of reporting period: January 1, 2003 to June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

THE NEW
AMERICA
HIGH INCOME
FUND, INC.

[NEW AMERICA HIGH INCOME FUND LOGO]

SEMI-ANNUAL
REPORT
JUNE 30, 2003

                                                                 August 22, 2003

DEAR SHAREHOLDER,

During the first six months of 2003, the high yield bond market continued the improvement that began late in 2002. The Fund's market price per share was $2.20 on June 30th. Including the dividends paid of $.0975 per share, the Fund had a 14.6% total return for the first half of 2003, based upon the market price per share. When this letter went to press on August 22, 2003, our Fund's shares had an annualized dividend yield of 10.6%, based upon a stock price of $1.98 and the current monthly dividend of $.0175 per month. The net asset value per share was $2.19 on June 30th, up almost 16% from the December 31, 2002 level of $1.89.

Looking back over the last six months there have been two significant events in the Fund:

   - The new investment manager, T. Rowe Price Associates, Inc. (TRP) was able to take over the management of the portfolio in a rising market and has managed the Fund's portfolio with a goal of achieving an asset mix designed to preserve income.

   - The Fund successfully completed a rights offering. The offering raised approximately $42 million through the sale of new shares at a subscription price of $1.81 per share. Because the issuance of additional common stock in the rights offering has caused a reduction in the Fund's leverage ratio, the Directors have authorized action designed to restore the leverage ratio to approximately 40%, its general level prior to the rights offering. The leverage is an important contributor supporting the Fund's common dividend.

As you all know, the Fund's leverage exaggerates both the decline in net asset value per share in a falling market and the gain in net asset value per share in rising markets. A positive impact on the high yield debt market from a recovering economy should put the Fund in a position to benefit from its leveraged capital structure. A detailed review of the high yield market and the economy written by the Fund's investment manager, TRP, follows.

HIGH YIELD MARKET UPDATE

The high yield market continued its impressive recovery during the first half of 2003, adding to significant gains earned in the fourth quarter of 2002. The second quarter saw strong performance in the stock market and the continued process of balance sheet repair undertaken by many U.S. corporations.

The high yield market has now generated a return of over 20% during the past twelve months. The most impressive results originated from the lowest rated and most speculative companies and sectors. CCC-rated bonds continue to significantly outperform higher rated securities, from both a yield and capital appreciation standpoint. Conversely, we see many higher rated BB bonds as fundamentally overvalued in a low interest rate environment. With yields under 7% for many credits, BB-rated bonds could be susceptible to rising interest rates if momentum in the economy improves.

STRATEGY REVIEW

High yield investors assume two types of risk: credit and interest rate. For the past five years, managing credit risk has been the principal challenge in the high yield bear market. We now see the risk shifting more to interest rates. If fiscal and monetary stimulus in the U.S. gain traction by the second half of 2003, we could see stronger economic activity. With interest rates near historic lows, we expect yields to move upward if our scenario proves correct. While high yield bonds should outperform their investment grade counterparts, in a rising interest rate environment, rising interest rates could wipe out most of the income from higher rated bonds in our universe. The average duration and yield of BB-rated bonds are 4.5 and 6.6%, respectively. The basics of bond mathematics lead us to an obvious conclusion. We will continue to reduce our exposure to BB's in the portfolio.

The outlook for lower rated B's and CCC's appears much brighter in our forecast. In addition to their significant yield advantage relative to BB's, we expect the lower quality sectors of the market to benefit if trends in improving credit quality and reduced default risk. The default rate in the high yield market has already fallen sharply this year. Even the most speculative companies in our universe have found ways to repair balance sheets through new bank and bond financings. With equity markets rallying sharply, high yield companies should also be able to issue stock and low coupon convertible bonds.

No sector better exemplifies the shift in the credit cycle than utilities, with year-to-date performance exceeding 30%. At year end, we had limited exposure in this industry. Today utilities comprise one of our top sector exposures and we have found numerous ideas that have generated meaningful capital appreciation. Williams, AES and Calpine are among the recommendations that were strong contributors during the second quarter.

Three years ago, the telecommunications sector began a dramatic and well documented upheaval that made even the more established credits seem dicey propositions at best. Today, we see opportunities among higher yielding telecom companies that will remain solvent and continue to pay the coupons on their bonds. Like the utility sector, we increased our allocation in this area of the market with very positive results. Qwest and Charter Communications are two major names in the high yield market that have staged impressive recoveries this year. Both are now core positions in the portfolio. We were also gratified to see a significant rebound in our wireless services companies, with some of the best returns in the market.

We noted in our last report our intention to exercise particular care when considering the sale of the portfolio's discounted securities, mindful of the fact that many could enjoy meaningful capital appreciation in an improving market. We can now report that we successfully harvested significant gains from recoveries in discounted positions Athena Nuero, Avista, Case and airlines Delta and Northwest, among others. Proceeds from these recovered positions have been gradually redeployed to reduce the portfolio's sector and credit concentrations. We anticipate this will result in less volatile performance going forward.

While we have shifted from a conservative to a neutral stance by rotating from BB's to CCC's, we have not compromised our risk control standards. Even with the increased allocation, CCC's remain a relatively small part of the portfolio and subject to limitations associated with maintaining the AAA credit rating for the ATP. Today the portfolio is more balanced from a sector standpoint, with no industry representing more than 10% of assets and no current intention to move to a more concentrated strategy. Our risk control priorities will be a drag on performance in 2003, as opposed to a positive contributor in less favorable market conditions, but still remain a critical component in generating superior long term returns in this asset class.

Thank you for your continued interest in the Fund,

Sincerely,

/s/ Robert F. Birch                               /s/ Mark Vaselkiv

Robert F. Birch                                   Mark Vaselkiv
President                                         Vice President
The New America High Income Fund, Inc.            T. Rowe Price Associates, Inc.

                     The New America High Income Fund, Inc.

SCHEDULE OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
(Dollar Amounts in Thousands)

                                                         MOODY'S
PRINCIPAL                                                RATING        VALUE
AMOUNT/UNITS                                           (UNAUDITED)   (NOTE 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- 154.09% (d)
--------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.87%
$   650  Aviall, Inc., Senior Notes,
           7.625%, 07/01/11 (g)                            B1        $       660
    350  Esterline Technologies Corp.,
           Senior Subordinated Notes,
           7.75%, 06/15/13 (g)                             B1                367
    600  Sequa Corporation, Senior Notes,
           9%, 08/01/09                                    B1                636
  1,200  Vought Aircraft Industries, Inc.,
           Senior Notes,
           8%, 7/15/11 (g)                                 B2              1,209
                                                                     -----------
                                                                           2,872
                                                                     -----------
AUTOMOBILE -- 3.86%
    150  Arvin Industries, Inc., Senior Notes,
           7.125%, 03/15/09                                Baa3              158
    450  ArvinMeritor, Inc., Senior Notes,
           8.75%, 03/01/12                                 Baa3              506
    365  Cummins, Inc., Senior Notes,
           9.50% 12/01/10 (g)                              Ba2               411
    575  Dana Corporation, Notes
           9%, 08/15/11                                    Ba3               622
    395  Dana Corporation, Senior Notes,
           10.125%, 03/15/10                               Ba3               435
    250  General Motors Corporation,
           Senior Notes,
           7.125%, 07/15/13                                Baa1              250
    650  HLI Operating Company Inc.,
           Senior Notes,
           10.50%, 06/15/10 (g)                            B1                683
    600  Tenneco Automotive Inc., Senior
           Secured Notes,
           10.25%, 07/15/13 (g)                            B2                608
    275  Tenneco Automotive Inc., Senior
           Subordinated Notes,
           11.625%, 10/15/09                               Caa1              242
  1,225  TRW Automotive Inc., Senior Notes,
           9.375%, 02/15/13 (g)                            B1              1,335
    600  TRW Automotive Inc., Senior
           Subordinated Notes,
           11%, 02/15/13 (g)                               B2                660
                                                                     -----------
                                                                           5,910
                                                                     -----------
BEVERAGE, FOOD AND TOBACCO -- 5.75%
$ 1,125  Agrilink Foods, Inc. , Senior
           Subordinated Notes,
           11.875%, 11/01/08                               B3        $     1,218
  1,200  B&G Foods, Inc., Senior
           Subordinated Notes,
           9.625%, 08/01/07                                B3              1,239
    625  Burns Philp, Senior
           Subordinated Notes,
           10.75%, 02/15/11 (g)                            B3                654
  1,125  DIMON Incorporated, Senior Notes,
           9.625%, 10/15/11                                Ba3             1,238
    600  Doane Pet Care Co., Senior Notes,
           10.75%, 03/01/10                                B2                654
    400  Dole Food Company, Inc.,
           Senior Notes
           7.25%, 05/01/09                                 B2                424
    825  Dole Food Company, Inc.,
           Senior Notes
           8.875%, 03/15/11 (g)                            B2                875
    325  Domino's, Inc., Senior
           Subordinated Notes,
           8.25%, 07/01/11 (g)                             B3                336
  1,125  Le-Nature's, Inc., Senior
           Subordinated Notes,
           9%, 06/15/13 (g)                                B3              1,164
    325  Luigino's Inc., Senior
           Subordinated Notes,
           10%, 02/01/06                                   B3                338
    650  Merisant Co., Senior
           Subordinated Notes,
           9.50%, 07/15/13 (g)                             B2                671
                                                                     -----------
                                                                           8,811
                                                                     -----------
BROADCASTING AND ENTERTAINMENT -- 8.44%
  1,125  Charter Communications
           Holdings, LLC, Senior Notes,
           10.75%, 10/01/09                                Ca                878
    775  Charter Communications
           Holdings, LLC, Senior Notes,
           11.125%, 01/15/11                               Ca                601
  2,550  CSC Holdings, Inc., Senior Notes,
           7.625%, 04/01/11                                B1              2,588
  1,250  Insight Midwest, L.P., Senior Notes,
           9.75%, 10/01/09 (g)                             B2              1,325
    575  Insight Midwest, L.P., Senior Notes,
           10.50%, 11/01/10                                B2                633

                     The accompanying notes are an integral
                       part of these financial statements.

                                                        MOODY'S
PRINCIPAL                                                RATING        VALUE
AMOUNT/UNITS                                           (UNAUDITED)   (NOTE 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
$ 1,175  Mediacom Broadband LLC,
           Senior Notes,
           11%, 07/15/13                                   B2        $     1,316
    925  Paxson Communications
           Corporation, Senior
           Subordinated Notes,
           10.75%, 07/15/08                                Caa1              999
    550  Radio One, Inc., Senior
           Subordinated Notes,
           8.875%, 07/01/11                                B2                606
  1,955  Rogers Communications, Inc.,
           Senior Notes,
           8.875%, 07/15/07                                B2              2,014
  1,150  Spanish Broadcasting System, Inc.,
           Senior Subordinated Notes,
           9.625%, 11/01/09                                B3              1,219
    150  XM Satellite Radio Inc., Senior
           Secured Discount Debentures,
           14%, 12/31/09 (h)                               Caa1              108
    650  XM Satellite Radio Inc., Senior
           Secured Notes,
           12%, 06/15/10 (g)                               Caa1              643
                                                                     -----------
                                                                          12,930
                                                                     -----------
BUILDING AND REAL ESTATE -- 7.46%
  1,175  Associated Materials, Inc., Senior
           Subordinated Notes,
           9.75%, 04/15/12                                 B3              1,281
    125  D.R. Horton, Inc., Senior Notes,
           6.875%, 05/01/13                                Ba1               133
     75  D.R. Horton, Inc., Senior Notes,
           8.50%, 04/15/12                                 Ba1                84
    500  Georgia-Pacific Corporation,
           Senior Debentures,
           9.875%, 11/01/21                                Ba3               502
  1,500  Georgia-Pacific Corporation,
           Senior Notes,
           9.375%, 02/01/13 (g)                            Ba2             1,650
     50  LNR Property Corporation, Senior
           Subordinated Notes,
           7.625%, 07/15/13 (g)                            Ba3                50
  1,175  LNR Property Corporation, Senior
           Subordinated Notes,
           10.50%, 01/15/09                                Ba3             1,269
$   950  Lennar Corporation, Senior Notes,
           9.95%, 05/01/10                                 Baa3      $     1,123
  1,100  Ryland Group, Inc.
           Senior Subordinated Notes,
           8.25%, 04/01/08                                 Ba2             1,148
  2,000  Standard Pacific Corp.,
           Senior Notes,
           8%, 02/15/08                                    Ba2             2,090
    650  Texas Industries, Inc., Senior Notes,
           10.25%, 06/15/11 (g)                            B1                676
     50  WCI Communities, Inc., Senior
           Subordinated Notes,
           9.125%, 05/01/12                                Ba3                53
    700  WCI Communities, Inc., Senior
           Subordinated Notes,
           10.625%, 02/15/11                               Ba3               774
    600  Williams Scotsman, Inc.,
           Senior Notes,
           9.875%, 06/01/07                                B3                594
                                                                     -----------
                                                                          11,427
                                                                     -----------
CHEMICALS, PLASTICS AND RUBBER -- 10.03%
  3,400  ARCO Chemical Company,
           Debentures,
           9.80%, 02/01/20                                 Ba3             3,026
  1,450  Avecia Group plc, Senior Notes,
           11%, 07/01/09                                   Caa1            1,305
  1,650  Compass Minerals Group, Inc., Senior
           Subordinated Notes,
           10%, 08/15/11                                   B3              1,848
    150  Equistar Chemicals, LP, Senior Notes,
           10.625%, 05/01/11 (g)                           B1                154
  1,025  Hercules, Inc., Senior Notes,
           11.125%, 11/15/07                               Ba2             1,189
    525  Huntsman Advanced Materials LLC,
           Senior Secured
           Notes, 11%, 07/15/10 (g)                        B2                545
    600  Huntsman International LLC,
           Senior Notes,
           9.875%, 03/01/09                                B3                627
  1,325  Huntsman International LLC,
           Senior Subordinated
           10.125%, 07/01/09                               Caa1            1,285
  2,375  Koppers Inc., Senior
           Subordinated Notes,
           9.875%, 12/01/07                                B2              2,452

                     The accompanying notes are an integral
                       part of these financial statements.

                                                         MOODY'S
PRINCIPAL                                                RATING        VALUE
AMOUNT/UNITS                                           (UNAUDITED)   (NOTE 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
$   275  PolyOne Corporation, Senior Notes,
           10.625%, 05/15/10 (g)                           B2        $       271
    625  Resolution Performance
           Products LLC, Senior
           9.50%, 04/15/10                                 B2                650
  1,950  Rhodia S.A., Senior
           Subordinated Notes,
           8.875%, 06/01/11 (g)                            Ba3             2,018
                                                                     -----------
                                                                          15,370
                                                                     -----------
CONTAINERS, PACKAGING AND GLASS -- 14.17%
    725  AEP Industries, Inc., Senior
           Subordinated Notes,
           9.875%, 11/15/07                                B3                678
  1,625  Ainsworth Lumber Co. Ltd.,
           Senior Secured Notes,
           12.50%, 07/15/07                                B3              1,828
    350  Applied Extrusion Technologies, Inc.,
           Senior Notes,
           10.75%, 07/01/11                                Caa1              259
    925  Bway Corporation, Senior
           Subordinated Notes,
           10%, 10/15/10 (g)                               B3                967
    800  Constar International, Inc.
           Senior Subordinated Notes,
           11%, 12/01/12                                   B3                868
  1,250  Crown European Holdings SA,
           Senior Secured Notes,
           9.50%, 03/01/11 (g)                             B1              1,356
    725  Crown European Holdings SA,
           Senior Secured Notes,
           10.875%, 03/01/13 (g)                           B2                792
    550  FiberMark, Inc., Senior Notes,
           10.75%, 04/15/11                                B2                564
    825  Jefferson Smurfit Corporation,
           (U.S.) Senior Notes,
           8.25%, 10/01/12                                 B2                891
  1,425  Longview
           10%, 01/15/09                                   B2              1,571
  1,185  MDP Acquisitions PLC,
           Senior Notes,
           9.625%, 10/01/12                                B2              1,309
    350  Owens-Brockway Glass Container,
           Inc., Senior Secured Notes,
           7.75%, 05/15/11 (g)                             B1                368
$   925  Owens-Brockway Glass
           Container, Inc., Senior Notes,
           8.25%, 05/15/13 (g)                             B2        $       962
    175  Owens-Brockway Glass Container,
           Inc., Senior Secured Notes,
           8.75%, 11/15/12                                 B1                191
  2,000  Owens-Brockway Glass Container,
           Inc., Senior Secured Notes,
           8.875%, 02/15/09                                B1              2,170
    525  Packaging Corporation of America,
           Senior Subordinated Notes,
           9.625%, 04/01/09                                Ba2               578
  1,700  Plastipak Holdings, Inc.,
           Senior Notes,
           10.75%, 09/01/11                                B3              1,836
  1,600  Potlatch Corporation,
           Senior Subordinated Notes,
           10%, 07/15/11                                   Ba1             1,776
  1,750  Silgan Corporation, Senior
           Subordinated Debentures,
           9%, 06/01/09                                    B1              1,811
    550  Smurfit Capital, Guaranteed Notes,
           6.75%, 11/20/05                                 Ba3               568
    350  Stone Container Finance Company
           of Canada, Senior Notes,
           11.50%, 08/15/06 (g)                            B2                374
                                                                     -----------
                                                                          21,717
                                                                     -----------
DIVERSIFIED/CONGLOMERATE MANUFACTURING -- 2.79%
    875  Actuant Financial Corporation,
           Senior Subordinated Notes,
           13%, 05/01/09                                   B2              1,024
    275  AGCO Corporation, Senior Notes,
           9.50%, 05/01/08                                 Ba3               302
  1,450  Case Corporation, Senior Notes,
           7.25%, 08/01/05                                 Ba3             1,450
    420  Numatics, Incorporated,
           Senior Subordinated Notes,
           9.625%, 04/01/08                                Caa2              269
  1,200  Trimas Corp. Senior
           Subordinated Notes,
           9.875%, 06/15/12                                B3              1,224
                                                                     -----------
                                                                           4,269
                                                                     -----------

                     The accompanying notes are an integral
                       part of these financial statements.

                                                         MOODY'S
PRINCIPAL                                                RATING        VALUE
AMOUNT/UNITS                                           (UNAUDITED)   (NOTE 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE SERVICE -- 1.85%
$   775 Brand Services, Inc.,
           Senior Subordinated Notes,
           12%, 10/15/12                                   B3        $       883
    600  Brickman Group LTD,
           Senior Subordinated Notes,
           11.75%, 12/15/09 (g)                            B2                672
  1,150  National Waterworks, Inc.,
           Senior Subordinated Notes,
           10.50%, 12/01/12                                B3              1,276
                                                                     -----------
                                                                           2,831
                                                                     -----------
ECOLOGICAL -- 2.48%
  1,000  Allied Waste North America, Inc.,
           Senior Notes,
           8.50%, 12/01/08                                 Ba3             1,077
    200  Allied Waste North America, Inc.,
           Senior Secured Notes,
           7.875%, 04/15/13                                Ba3               210
  1,225  Casella Waste Systems, Inc.,
           Senior Subordinated Notes,
           9.75%, 02/01/13 (g)                             B3              1,305
    825  IESI Corporation, Senior
           Subordinated Notes,
           10.25%, 06/15/12                                B3                883
    300  Synagro Technologies, Inc.,
           Senior Subordinated Notes,
           9.50%, 04/01/09                                 B3                321
                                                                     -----------
                                                                           3,796
                                                                     -----------
ELECTRONICS -- 4.16%
    500  AMI Semiconductor, Inc.,
           Senior Subordinated Notes,
           10.75%, 02/01/13 (g)                            B3                560
    650  Amkor Technology, Inc.,
           Senior Notes,
           7.75%, 05/15/13 (g)                             B1                611
    825  Avaya Inc., Senior Secured Notes,
           11.125%, 04/01/09                               B2                903
    575  Chippac International Ltd., Senior
           Subordinated Notes, Series B,
           12.75%, 08/01/09                                B3                644
    875  Fairchild Semiconductor
           Corporation, Senior
           10.50%, 02/01/09                                B2                976
$   875  IPC Acquisition Corporation,
           Senior Subordinated Notes,
           11.50%, 12/15/09                                B3        $       919
    800  ON Semiconductor Corporation,
           Senior Secured Notes,
           12%, 03/15/10                                   B3                876
    225  ON Semiconductor Corporation,
           Senior Secured Notes,
           12%, 05/15/08                                   Caa1              227
    600  Sanmina Scientific Corporation,
           Senior Secured Notes,
           10.375%, 01/15/10 (g)                           Ba2               666
                                                                     -----------
                                                                           6,382
                                                                     -----------
FURNISHINGS, HOUSEWARES, DURABLE CONSUMER PRODUCTS -- .80%
    625  Sealy Mattress Company,
           Senior Subordinated Notes,
           9.875%, 12/15/07                                B3                619
    575  Simmons Company,
           Senior Subordinated Notes,
           10.25%, 03/15/09                                B2                615
                                                                     -----------
                                                                           1,234
                                                                     -----------
GROCERY STORES -- .76%
  1,125  The Pantry Inc., Senior
           Subordinated Notes,
           10.25%, 10/15/07                                B3              1,164
                                                                     -----------
HEALTHCARE, EDUCATION AND CHILDCARE -- 7.34%
  1,500  Alaris Medical Systems, Inc.,
           Senior Secured Notes
           11.625%, 12/01/06                               B2              1,830
    750  Ameripath, Inc.
           Senior Subordinated Notes,
           10.50%, 04/01/13 (g)                            B3                802
    565  AmerisourceBergen Corporation,
           Senior Notes,
           7.25%, 11/15/12                                 Ba3               614
    225  AmerisourceBergen Corporation,
           Senior Notes,
           8.125%, 09/01/08                                Ba3               248
  1,500  Athena Neurosciences Financial,
           Senior Notes,
           7.25%, 02/21/08                                 Caa2            1,275
  1,125  Bio-Rad Laboratories, Inc.,
           Senior Subordinated Notes,
           11.625%, 02/15/07                               B2              1,237

                     The accompanying notes are an integral
                       part of these financial statements.

                                                         MOODY'S
PRINCIPAL                                                RATING        VALUE
AMOUNT/UNITS                                           (UNAUDITED)   (NOTE 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
$   375  Concentra Operating Corporation,
           Senior Subordinated Notes,
           13%, 08/15/09                                   B3        $       420
    450  Fisher Scientific International Inc.,
           Senior Subordinated Notes,
           8.125%, 05/01/12                                B2                486
    450  Fresenius Medical Care
           Capital Trust IV,
           7.875%, 06/15/11                                Ba2               473
    650  InSight Health Services Corp.,
           Senior Subordinated Notes,
           9.875%, 11/01/11                                B3                676
    950  Kinetic Concepts, Inc.,
           Senior Subordinated Notes,
           9.625%, 11/01/07                                B3                997
  1,100  Triad Hospitals Holdings, Inc.,
           Senior Notes,
           11%, 05/15/09                                   B2              1,226
    875  Vicar Operating Inc., Senior Notes,
           9.875%, 12/01/09                                B3                958
                                                                     -----------
                                                                          11,242
                                                                     -----------
HOTELS, MOTELS, INNS AND GAMING -- 13.15%
  1,150  Ameristar Casinos, Inc.,
           Senior Subordinated Notes,
           10.75%, 02/15/09                                B3              1,305
  1,125  Argosy Gaming Company,
           Senior Subordinated Notes,
           10.75%, 06/01/09                                B2              1,229
    450  Chukansi Economic Development
           14.50%, 06/15/09 (g)                            (e)               495
    575  Coast Hotels and Casinos, Inc.,
           Senior Subordinated Notes,
           9.50%, 04/01/09                                 B2                615
  1,675  Courtyard Marriott II Ltd.,
           Senior Secured Notes,
           10.75%, 02/01/08                                B2              1,675
  1,475  John Q. Hammons Hotels, LP,
           First Mortgage Notes,
           8.875%, 05/15/12                                B2              1,558
    725  Hard Rock Hotel, Inc.,
           Senior Secured Notes,
           8.875%, 06/01/13 (g)                            B3                758
    550  Horseshoe Gaming Holding Corp.,
           Senior Subordinated Notes,
           8.625%, 05/15/09                                B2                586
$ 1,215  Host Marriott LP,
           Senior Notes, Series I,
           9.50%, 01/15/07                                 Ba3       $     1,315
    600  Isle of Capri Casinos, Inc.,
           Senior Subordinated Notes,
           8.75%, 04/15/09                                 B2                642
  2,450  La Quinta Properties, Inc.,
           Senior Notes,
           8.875%, 03/15/11 (g)                            Ba3             2,646
    475  MeriStar Hospitality Operating
           Partnership, L.P., Senior Notes,
           9%, 01/15/08                                    B2                468
    250  MeriStar Hospitality Operating
           Partnership, L.P., Senior Notes,
           9.125%, 01/15/11                                B2                244
    800  Mikohn Gaming Corporation,
           Senior Secured Notes,
           11.875%, 08/15/08                               B3                792
    425  Old Evangeline Downs, LLC,
           Senior Secured Notes,
           13%, 03/01/10 (g)                               (e)               434
  1,225  Penn National Gaming, Inc.,
           Senior Subordinated Notes,
           11.125%, 03/01/08                               B3              1,360
  1,350  Pinnacle Entertainment, Inc.,
           Senior Subordinated Notes,
           9.25%, 02/15/07                                 Caa1            1,336
  1,200  Station Casinos, Inc.,
           Senior Subordinated Notes,
           9.875%, 07/01/10                                B2              1,332
  1,200  Venetian Casino Resort, LLC,
           Mortgage Notes,
           11%, 06/15/10                                   B3              1,356
                                                                     -----------
                                                                          20,146
                                                                     -----------
LEISURE, AMUSEMENT AND ENTERTAINMENT -- 2.32%
    575  AMF Bowling Worldwide, Inc.
           Senior Subordinated Notes,
           13%, 09/01/08                                   B3                630
    750  Bally Total Fitness Holding
           Corporation, Senior Notes,
           10.50%, 07/15/11 (g)                            B2                750
    475  The Hockey Company,
           Senior Secured Notes,
           11.25%, 04/15/09                                B2                527
  1,275  Six Flags Inc., Senior Notes,
           9.50%, 02/01/09                                 B2              1,256

                     The accompanying notes are an integral
                       part of these financial statements.

                                                         MOODY'S
PRINCIPAL                                                RATING        VALUE
AMOUNT/UNITS                                           (UNAUDITED)   (NOTE 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
$   350  Universal City Development
           Partners, Ltd., Senior Notes,
           11.75%, 04/01/10 (g)                            B2        $       386
                                                                     -----------
                                                                           3,549
                                                                     -----------
MACHINERY -- .84%
  1,175  Rexnord Corp., Senior
           Subordinated Notes,
           10.125%, 12/15/12 (g)                           B3              1,292
                                                                     -----------
MINING, STEEL, IRON AND NON-PRECIOUS METALS -- 8.41%
  1,195  AK Steel Corporation, Senior Notes,
           7.75%, 06/15/12                                 B1                998
    650  AK Steel Corporation, Senior Notes,
           7.875%, 02/15/09                                B1                559
    550  Arch Western Finance LLC,
           Senior Notes,
           6.75%, 07/01/13 (g)                             Ba2               562
  1,800  Century Aluminum Co.,
           Senior Secured Notes,
           11.75%, 04/15/08                                B1              1,818
  1,200  Gerdau Ameristeel Corporation,
           Senior Notes,
           10.375%, 07/15/11 (g)                           B2              1,170
    175  IPSCO Inc., Senior Notes,
           8.75%, 06/01/13 (g)                             Ba3               177
  1,750  Earle M. Jorgensen Company,
           Senior Secured Notes,
           9.75%, 06/01/12                                 B2              1,855
    675  Luscar Coal Ltd., Senior Notes,
           9.75%, 10/15/11                                 Ba3               775
    350  Mobile Mini, Inc., Senior Notes,
           9.50%, 07/01/13 (g)                             B2                364
  1,800  Russel Metals, Inc., Units,
           Senior Notes,
           10%, 06/01/09                                   B1              1,926
  1,155  Steel Dynamics, Inc., Senior Notes,
           9.50%, 03/15/09                                 B2              1,213
  1,300  United States Steel Corporation,
           Senior Notes,
           9.75%, 05/15/10                                 B1              1,332
  1,100  Weirton Steel Corporation,
           Senior Secured Notes,
           10%, 04/01/08 (a)(b)                            (e)               143
                                                                     -----------
                                                                          12,892
                                                                     -----------
OIL AND GAS -- 6.22%
$   175  ANR Pipeline Company, Senior Notes,
           8.875%, 03/15/10 (g)                            B1        $       192
    250  Bluewater Financial Ltd.,
           Guaranteed Senior Notes,
           10.25%, 02/15/12 (g)                            B1                249
    875  Chesapeake Energy Corporation,
           Senior Notes,
           9%, 08/15/12                                    Ba3               980
    700  Compagnie Generale de
           Geophysique (CGG), Senior Notes,
           10.625%, 11/15/07                               Ba3               717
    425  Dresser, Inc., Senior Notes,
           9.375%, 04/15/11                                B2                440
    425  Dynegy Holdings, Inc., Senior Notes,
           8.75%, 02/15/12                                 Caa2              397
    150  Encore Acquisition Company,
           Senior Subordinated Notes,
           8.375%, 06/15/12                                B2                160
  1,275  Ferrellgas Partners, LP,
           8.75%, 06/15/12                                 B2              1,383
    375  Frontier Escrow Corporation,
           Senior Notes,
           8%, 04/15/13 (g)                                (e)               393
    750  Magnum Hunter Resources, Inc.,
           Senior Notes,
           9.60%, 03/15/12                                 B2                829
    200  Northwest Pipeline Corporation,
           Senior Notes,
           8.125%, 03/01/10                                B1                215
    375  Southern Natural Gas Company,
           Senior Notes,
           8.875%, 03/15/10 (g)                            B1                412
    825  Stone Energy Corporation,
           Senior Subordinated Notes,
           8.25%, 12/15/11                                 B2                870
  1,175  Swift Energy Company,
           Senior Subordinated Notes,
           9.375%, 05/01/12                                B3              1,269
    700  Universal Compression, Inc.,
           Senior Notes,
           7.25%, 05/15/10 (g)                             B1                728
    275  Westport Resources Corporation,
           Senior Subordinated Notes,
           8.25%, 11/01/11                                 Ba3               300
                                                                     -----------
                                                                           9,534
                                                                     -----------

                     The accompanying notes are an integral
                       part of these financial statements.

                                                         MOODY'S
PRINCIPAL                                                RATING        VALUE
AMOUNT/UNITS                                           (UNAUDITED)   (NOTE 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
PERSONAL, FOOD AND MISCELLANEOUS SERVICES -- 1.83%
$   775  Advantica Restaurant Group,
           Senior Notes,
           11.25%, 01/15/08                                Caa2      $       618
    900  Coinmach Corporation,
           Senior Notes,
           9%, 02/01/10                                    B2                976
    175  Jacuzzi Brands, Inc., Senior Notes,
           9.625%, 07/01/10 (g)                            B3                179
    900  Travelcenters
           12.75%, 5/01/09                                 B3              1,026
                                                                     -----------
                                                                           2,799
                                                                     -----------
PERSONAL NON-DURABLE CONSUMER PRODUCTS -- 3.82%
    575  American Achievement Corporation,
           11.625%, 01/01/07                               B1                628
    425  American Safety Razor Company,
           Senior Notes,
           9.875%, 08/01/05                                B3                411
    400  Commemorative Brands, Inc.,
           Senior Subordinated Notes,
           11%, 01/15/07                                   Caa1              386
    275  Johnson Diversey Inc.,
           Senior Subordinated Notes,
           9.625%, 05/15/12                                B2                305
  2,125  Jostens, Inc., Senior
           Subordinated Notes,
           12.75%, 05/01/10                                B3              2,529
  1,600  Playtex Products, Inc.,
           Senior Subordinated Notes,
           9.375%, 06/01/11                                B3              1,600
                                                                     -----------
                                                                           5,859
                                                                     -----------
PERSONAL TRANSPORTATION -- 2.19%
  1,550  Delta Air Lines, Inc., Notes,
           7.90%, 12/15/09                                 B3              1,248
    650  Laidlaw International, Incorporated,
           Senior Notes,
           10.75%, 06/15/11 (g)                            B2                682
  1,500  Northwest Airlines, Inc.,
           Senior Notes,
           8.875%, 06/01/06                                Caa1            1,222
    200  Worldspan, L.P., Senior Notes,
           9.625%, 06/15/11 (g)                            B2                207
                                                                     -----------
                                                                           3,359
                                                                     -----------
PRINTING AND PUBLISHING -- 11.15%
$   150  CBD Media LLC,
           Senior Subordinated Notes,
           8.625%, 06/01/11 (g)                            B3        $       155
    725  CanWest Media, Inc.,
           Senior Subordinated Notes,
           10.625%, 05/15/11                               B2                830
    575  Dex Media East LLC, Senior Notes,
           9.875%, 11/15/09                                B2                648
   1750  Dex Media East, LLC,
           Senior Subordinated Notes,
           12.125%, 11/15/12                               B3              2,082
  2,245  RH Donnelley Financial Corporation,
           Senior Subordinated Notes,
           10.875%, 12/15/12 (g)                           B2              2,604
    825  Houghton Mifflin Company,
           Senior Subordinated Notes,
           9.875%, 02/01/13 (g)                            B3                912
    925  Liberty Group Operating, Inc.,
           Senior Subordinated Notes,
           9.375%, 02/01/08                                Caa1              935
  1,610  Mail-Well I Corp., Senior Notes,
           9.625%, 03/15/12                                B1              1,703
  1,850  Quebecor Media Inc., Senior Notes,
           11.125%, 07/15/11                               B2              2,128
    600  Vertis, Inc., Senior Secured Notes,
           9.75%, 04/01/09 (g)                             B2                639
  1,850  Vivendi Universal S.A., Senior Notes,
           9.25%, 04/15/10 (g)                             B1              2,146
  2,150  Von Hoffman Corp., Senior Notes,
           10.25%, 03/15/09                                B2              2,300
                                                                     -----------
                                                                          17,082
                                                                     -----------
RETAIL STORES -- 1.31%
    375  Barney's, Inc., Units,
           Senior Secured Notes,
           9%, 04/01/08 (g)                                B3                338
    575  Dillard's Inc., Senior Notes,
           6.875%, 06/01/05                                Ba3               572
    900  Gap Incorporated, Senior Notes,
           10.55%, 12/15/08                                Ba3             1,094
                                                                     -----------
                                                                           2,004
                                                                     -----------
TELECOMMUNICATIONS -- 15.79%
    525  Alamosa (Delaware) Inc.,
           Senior Notes,
           12.50%, 02/01/11                                Caa3              436

                     The accompanying notes are an integral
                       part of these financial statements.

                                                         MOODY'S
PRINCIPAL                                                RATING        VALUE
AMOUNT/UNITS                                           (UNAUDITED)   (NOTE 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
$ 1,050  Alaska Communications
           System Holdings, Inc.,
           Senior Subordinated Notes,
           9.375%, 05/15/09                                B3        $     1,050
    550  Colt Telecom Group plc,
           Senior Discount Notes,
           12%, 12/15/06                                   B3                553
  2,150  DIRECTV Holdings LLC,
           Senior Notes,
           8.375%, 03/15/13 (g)                            B1              2,403
    400  Dobson Communications
           Corporation, Senior Notes,
           10.875%, 07/01/10                               B3                432
  2,990  Echostar DBS Corporation,
           Senior Notes,
           9.125%, 01/15/09                                Ba3             3,341
    375  Echostar DBS Corporation,
           Senior Notes,
           10.375%, 10/01/07                               Ba3               415
    625  Level 3 Communications, Inc.,
           Senior Notes,
           9.125%, 05/01/08                                Caa3              563
  1,100  NEXTEL Communications, Inc.,
           Senior Discount Notes,
           9.95%, 02/15/08                                 B3              1,146
  2,675  NEXTEL Communications, Inc.,
           Senior Serial Notes,
           9.50%, 02/01/11                                 B3              2,963
    350  Nextel Partners, Inc., Senior Notes,
           11%, 03/15/10                                   Caa1              380
    150  Nextel Partners, Inc., Senior Notes,
           8.125%, 07/01/11 (g)                            Caa1              149
  1,025  Pegasus Satellite Communications,
           Inc., Senior Notes,
           11.25%, 01/15/10 (g)                            Ca                964
    600  Pegasus Satellite Communications,
           Inc., Senior Notes,
           12.375%, 08/01/06                               Ca                564
    150  Pegasus Satellite Communications,
           Inc., Senior Notes,
           12.50%, 08/01/07                                Ca                140
    175  Pegasus Satellite Communications,
           Inc., Senior Subordinated
           Discount Notes,
           13.50%, 03/01/07 (h)                            C                 147
$ 1,175  Qwest Corporation, Senior Notes,
           8.875%, 03/15/12 (g)                            Ba3       $     1,310
  1,747  Qwest Services Corporation, Senior
           Subordinated Secured Notes,
           13.50%, 12/15/10 (g)                            (e)             1,974
    775  Rogers Wireless Inc.,
           Senior Secured Notes,
           9.375%, 06/01/08                                Ba3               810
    400  Rogers Wireless Inc.,
           Senior Secured Notes,
           9.625%, 05/01/11                                Ba3               458
    650  Rural Cellular Corporation,
           Senior Subordinated Notes,
           9.75%, 01/15/10                                 Caa1              572
    300  Time Warner Telecom, Inc.,
           Senior Notes,
           9.75%, 07/15/08                                 B3                292
    675  Time Warner Telecom, Inc.,
           Senior Notes,
           10.125%, 02/01/11                               B3                656
  1,075  Tritel PCS, Inc.,
           Senior Subordinated Notes,
           10.375%, 01/15/11                               Baa2            1,322
    775  Triton PCS, Inc., Senior Notes,
           8.50%, 06/01/13 (g)                             B2                833
    390  US West Capital Funding Inc., Notes,
           6.375%, 07/15/08                                Caa2              322
                                                                     -----------
                                                                          24,195
                                                                     -----------
TEXTILES AND LEATHER -- 2.63%
    625  Anvil Knitwear, Incorporated,
           Senior Notes,
           10.875%, 03/15/07                               (e)               625
    425  Avondale Mills Incorporated,
           Senior Subordinated Notes,
           10.25%, 05/01/06                                B3                430
    800  Avondale Mills, Incorporated,
           Senior Subordinated Notes,
           10.25%, 07/01/13 (g)                            B3                802
    775  Collins & Aikman Floorcoverings,
           Inc., Senior Subordinated Notes,
           9.75%, 02/15/10                                 B2                810
    250  Dan River, Inc., Senior Notes,
           12.75%, 04/15/09 (g)                            B3                223
    775  Interface, Incorporated,
           Senior Notes,
           7.30%, 04/01/08                                 B2                659

                     The accompanying notes are an integral
                       part of these financial statements.

                                                         MOODY'S
PRINCIPAL                                                RATING        VALUE
AMOUNT/UNITS                                           (UNAUDITED)   (NOTE 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
$   575  Levi Strauss & Co., Senior Notes,
           12.25%, 12/15/12                                B3        $       479
                                                                     -----------
                                                                           4,028
                                                                     -----------
UTILITIES -- 12.67%
  1,200  The AES Corporation,
           Senior Secured,
           9%, 05/15/15 (g)                                B2              1,272
    975  The AES Corporation,
           Senior Subordinated Notes,
           8.375%, 08/15/07                                Caa1              936
    900  The AES Corporation,
           Senior Subordinated Notes,
           8.50%, 11/01/07                                 Caa1              864
    750  Allegeny Energy Supply
           Company, LLC, Senior Notes,
           8.25%, 04/15/12 (g)                             B1                637
    375  Aquila, Inc., Senior Notes,
           14.875%, 07/01/12 (g)                           Caa1              399
  1,000  Avista Corporation, Senior Notes,
           9.75%, 06/01/08                                 Ba1             1,150
  1,000  Calpine Corporation, Senior Notes,
           8.50%, 02/15/11                                 B1                750
    515  Calpine Corporation, Senior Notes,
           8.625%, 08/15/10                                B1                386
  1,275  CMS Energy Corporation,
           Senior Notes
           9.875%, 10/15/07                                B3              1,364
    450  DPL, Inc., Senior Notes,
           8.25%, 03/01/07                                 Baa2              516
    825  Illinois Power Company, Senior
           Secured First Mortgage Bonds,
           11.50%, 12/15/10 (g)                            B3                943
    225  Northwestern Corporation,
           Senior Notes,
           7.875%, 03/15/07                                Caa1              176
    500  Northwestern Corporation,
           Senior Notes,
           8.75%, 03/15/12                                 Caa1              385
$   600  Orion Power Holdings, Inc.,
           Senior Notes,
           12%, 05/01/10                                   B2        $       693
    650  Reliant Resources, Inc.,
           Senior Secured Notes,
           9.50%, 07/15/13 (g)                             B1                657
    456  South Point Energy Center, LLC,
           Senior Secured,
           8.40%, 05/30/12 (g)                             B1                456
  1,125  South Point Energy Center, LLC,
           Senior Secured,
           9.825%, 05/30/19 (g)                            B1              1,057
    775  TECO Energy, Inc., Senior Notes,
           7%, 05/01/12                                    Ba1               759
    200  TECO Energy, Inc., Senior Notes,
           7.20%, 05/01/11                                 Ba1               200
    100  TECO Energy, Inc., Senior Notes,
           7.50%, 06/15/10                                 Ba1               103
  1,025  TNP Enterprises, Inc.,
           Senior Subordinated Notes,
           10.25%, 04/01/10                                Ba3             1,025
  1,300  Western Resources, Inc.,
           Senior Notes,
           7.125%, 8/01/09                                 Ba2             1,302
    750  The Williams Companies, Inc.,
           Senior Notes,
           7.50%, 01/15/31                                 B3                713
    350  The Williams Companies, Inc.,
           Senior Notes,
           7.625%, 7/15/19                                 B3                340
    500  The Williams Companies, Inc.,
           Senior Notes,
           8.125%, 03/15/12                                B3                514
  1,050  The Williams Companies, Inc.,
           Senior Notes,
           8.625%, 06/01/10                                B3              1,097
    700  The Williams Companies, Inc.,
           Senior Notes,
           8.75%, 03/15/32                                 B3                728
                                                                     -----------
                                                                          19,422
                                                                     -----------
         TOTAL CORPORATE DEBT SECURITIES
           (Total cost of $227,315)                                      236,116
                                                                     -----------

                     The accompanying notes are an integral
                       part of these financial statements.

                                                         MOODY'S
                                                         RATING        VALUE
SHARES                                                 (UNAUDITED)   (NOTE 1(a))
--------------------------------------------------------------------------------
PREFERRED STOCK -- 2.70% (d)
--------------------------------------------------------------------------------
BANKING -- 0.00%
 57,935  WestFed Holdings, Inc., Cumulative,
           Series A, Preferred Stock,
           15.50% (a)(c)(f)                                (e)       $        --
                                                                     -----------
BROADCASTING AND ENTERTAINMENT -- 1.97%
 25,300  CSC Holdings, Inc., Series M,
           Preferred Stock,
           11.125% (f)                                     B3              2,606
     42  Paxson Communications
           Corporation, Junior Exchangeable
           Preferred Stock,
           14.25%                                          Caa2              418
                                                                     -----------
                                                                           3,024
                                                                     -----------
CHEMICALS, PLASTICS AND RUBBER -- .37%
    875  Hercules Trust II, Convertible
           Preferred Stock,
           6.50%                                           Ba3               561
                                                                     -----------
MINING, STEEL, IRON AND NON-PRECIOUS METALS -- 0.02%
 18,000  Weirton Steel Corp., Series C,
           Preferred Stock (a)(f)                          (e)                27
                                                                     -----------
TELECOMMUNICATIONS -- .34%
    200  Dobson Communications
           Corporation, Senior Exchangeable
           Preferred Stock, 12.25%                         Caa2              198
    325  Dobson Communications
           Corporation, Senior Exchangeable
           Preferred Stock, 12.25%                         Caa2              322
                                                                     -----------
                                                                             520
                                                                     -----------
         TOTAL PREFERRED STOCK
           (Total cost of $8,787)                                          4,132
                                                                     -----------

--------------------------------------------------------------------------------
COMMON STOCK -- 0.00% (d)
--------------------------------------------------------------------------------
  4,780  Mediq Inc. Common Stock (a)(c)(f)                                    --
 27,474  WestFed Holdings, Inc.,
           Common Stock (a)(c)(f)                                             --
 10,052  WKI Holdings Common Stock
           Common Stock (c)(f)                                                --
                                                                     -----------
         TOTAL COMMON STOCK
           (Total cost of $4,890)                                             --
                                                                     -----------
SHORT-TERM INVESTMENTS -- 12.00% (d)
--------------------------------------------------------------------------------
$ 5,000  Alpine Securitization Corp.,
           Commercial Paper,
           due 07/17/03,
           Discount of 1%                                  P-1       $     4,998
  5,000  Total S.A., Commercial Paper,
           due 07/31/03,
           Discount of 1.31%                               P-1             4,995
  3,403  UBS Finance (Delaware), Inc.,
           Commercial Paper,
           due 07/01/03,
           Discount of 1.31%                               P-1             3,403
  5,000  Wal-Mart, Commercial Paper
           due 08/14/03,
           Discount of 1.04%                               P-1             4,994
                                                                     -----------
         TOTAL SHORT-TERM INVESTMENTS
           (Total cost of $18,390)                                        18,390
                                                                     -----------
         TOTAL INVESTMENTS
           (Total cost of $259,382)                                  $   258,638
                                                                     ===========

(a)  Denotes issuer is in bankruptcy proceedings.
(b) Non-income producing security which is on non-accrual and/or has defaulted on interest payments.
(c) Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at June 30, 2003 was $0.
(d) Percentages indicated are based on total net assets to common shareholders of $153,228.
(e)  Not rated.
(f)  Non-income producing.
(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. See Note 1(a) of the Notes to Financial Statements for valuation policy. Total market value of Rule 144A securities amounted to $59,349 as of June 30, 2003.
(h) Securities are step interest bonds. Interest on these bonds accrue based on the effective interest rate.

                     The accompanying notes are an integral
                       part of these financial statements.

                     The New America High Income Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS: (Dollars in thousands, except per share amounts)
INVESTMENTS IN SECURITIES, at value (Identified
  cost of $259,382 see Schedule of Investments
  and Notes 1 and 2)                                           $   258,638
RECEIVABLES:
  Investment securities sold                                         1,416
  Interest and dividends                                             5,577
PREPAID EXPENSES                                                        82
DEFERRED OFFERING EXPENSES (Note 9)                                    880
                                                               -----------
    Total assets                                               $   266,593
                                                               -----------
LIABILITIES:
PAYABLES:
  Investment securities purchased                              $     3,910
  Dividend on common stock                                             166
  Dividend on preferred stock                                           45
INTEREST RATE SWAP, at fair value (Note 6)                           8,061
ACCRUED EXPENSES (Note 3)                                              380
ACCRUED OFFERING EXPENSES (Note 9)                                     803
                                                               -----------
    Total liabilities                                          $    13,365
                                                               -----------
AUCTION TERM PREFERRED STOCK:
  $1.00 par value, 1,000,000 shares authorized,
    4,000 shares issued and outstanding,
    liquidation preference of $25,000 per share
    (Notes 4 and 5)                                            $   100,000
                                                               -----------
NET ASSETS                                                     $   153,228
                                                               ===========
REPRESENTED BY:
COMMON STOCK:
  $0.01 par value, 200,000,000 shares authorized,
    70,055,538 shares issued and outstanding                   $       701
CAPITAL IN EXCESS OF PAR VALUE                                     340,674
UNDISTRIBUTED NET INVESTMENT INCOME
  (Note 2)                                                           1,159
ACCUMULATED NET REALIZED LOSS FROM
  SECURITIES TRANSACTIONS (Note 2)                                (180,501)
NET UNREALIZED DEPRECIATION ON
  INVESTMENTS AND INTEREST RATE SWAPS                               (8,805)
                                                               -----------
  Net assets applicable to common stock
    (Equivalent to $2.19 per share, based on
    70,055,538 shares outstanding)                             $   153,228
                                                               ===========

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED
JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME: (Note 1) (Dollars in thousands)
  Interest income                                              $    11,169
  Other income                                                          73
  Dividend income                                                       43
                                                               -----------
    Total investment income                                    $    11,285
                                                               -----------
EXPENSES:
Cost of leverage:
  Preferred and auction fees (Note 5)                          $       123
                                                               -----------
    Total cost of leverage                                     $       123
                                                               -----------
Professional services expenses:
  Management fees (Note 3)                                     $       405
  Legal fees                                                           238
  Custodian and transfer agent fees                                    117
  Audit fees                                                            41
                                                               -----------
    Total professional services expenses                       $       801
                                                               -----------
Administrative expenses:
  General administrative fees                                  $       216
  Shareholder meeting expenses                                         128
  Directors' fees                                                      104
  NYSE fees                                                             34
  Miscellaneous expenses                                                27
                                                               -----------
    Total administrative expenses                              $       509
                                                               -----------
    Total expenses                                             $     1,433
                                                               -----------
    Net investment income                                      $     9,852
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT ACTIVITIES:
Realized loss on investments                                   $    (4,108)
                                                               -----------
Net swap settlement disbursements (Note 6)                     $    (1,591)
                                                               -----------
Change in net unrealized depreciation
  on investments                                               $    25,643
Change in unrealized depreciation
  on interest rate swap agreement                                   (1,293)
                                                               -----------
    Total change in net unrealized depreciation
      on investments and interest rate swap                    $    24,350
                                                               -----------
    Net gain on investments and interest rate swap             $    18,651
                                                               -----------
COST OF PREFERRED LEVERAGE
  Distributions to preferred stockholders                      $      (678)
                                                               -----------
    Net increase in net assets resulting from operations       $    27,825
                                                               ===========

                     The accompanying notes are an integral
                       part of these financial statements.

                     The New America High Income Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS ENDED   FOR THE YEAR ENDED
                                                                                           JUNE 30, 2003        DECEMBER 31,
                                                                                            (UNAUDITED)             2002
                                                                                          ----------------   ------------------
FROM OPERATIONS: (Dollars in thousands, except per share amounts)
  Net investment income                                                                   $          9,852   $           25,177
  Realized loss on investments, net                                                                 (4,108)             (45,362)
  Net swap settlement disbursements                                                                 (1,591)              (2,851)
  Change in net unrealized depreciation on investments and other
     financial instruments                                                                          24,350               (4,364)
Distributions from net investment income related to preferred stock
  Dividends to preferred stockholders ($170 and $488 per preferred share in 2003 and
     2002, respectively)                                                                              (678)              (2,530)
                                                                                          ----------------   ------------------
     Net increase (decrease) in net assets resulting from operations                      $         27,825   $          (29,930)
                                                                                          ----------------   ------------------
FROM FUND SHARE TRANSACTIONS:
  Net asset value of 507,385 shares and 1,215,044 shares issued to common
     stockholders for reinvestment of dividends in 2003 and 2002, respectively            $          1,047   $            2,710
                                                                                          ----------------   ------------------
     Increase in net assets resulting from fund share transactions                        $          1,047   $            2,710
                                                                                          ----------------   ------------------
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
     From net investment income ($.10 and $.29 per share in 2003 and 2002,
        respectively)                                                                     $         (6,814)  $          (19,841)
                                                                                          ----------------   ------------------
Total net increase (decrease) in net assets                                               $         22,058   $          (47,061)
                                                                                          ----------------   ------------------
NET ASSETS APPLICABLE TO COMMON STOCK:
  Beginning of period                                                                     $        131,170   $          178,231
                                                                                          ----------------   ------------------
  End of period (Including $1,159 and $351 of undistributed net investment
     income at June 30, 2003 and December 31, 2002, respectively)                         $        153,228   $          131,170
                                                                                          ================   ==================

                     The accompanying notes are an integral
                       part of these financial statements.

                     The New America High Income Fund, Inc.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR EACH SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                      FOR THE
                                                    SIX MONTHS
                                                      ENDED
                                                   JUNE 30, 2003                    FOR THE YEARS ENDED DECEMBER 31,
                                                    (UNAUDITED)         2002       2001 (c)       2000         1999       1998 (b)
                                                   -------------     ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE:
  Beginning of period                                $    1.89       $    2.61    $    2.85    $    3.86    $    4.16    $    5.03
                                                     ---------       ---------    ---------    ---------    ---------    ---------
NET INVESTMENT INCOME                                      .14             .37          .48          .60          .66          .71#
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  OTHER FINANCIAL INSTRUMENTS                              .29            (.72)        (.24)       (1.00)        (.30)        (.81)#
DISTRIBUTIONS FROM NET INVESTMENT INCOME
  RELATED TO PREFERRED STOCK:                             (.03)           (.08)        (.12)        (.18)        (.18)        (.17)
                                                     ---------       ---------    ---------    ---------    ---------    ---------
     TOTAL FROM INVESTMENT OPERATIONS                      .40            (.43)         .12         (.58)         .18         (.27)
                                                     ---------       ---------    ---------    ---------    ---------    ---------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  From net investment income                              (.10)           (.29)        (.36)        (.43)        (.48)        (.54)
  In excess of net investment income                        --              --           --           --           --           --
                                                     ---------       ---------    ---------    ---------    ---------    ---------
     TOTAL DISTRIBUTIONS                                  (.10)           (.29)        (.36)        (.43)        (.48)        (.54)
                                                     ---------       ---------    ---------    ---------    ---------    ---------
Effect of rights offering and related expenses;
  and Auction Term Preferred Stock offering
  costs and sales load                                      --              --           --           --           --         (.06)
                                                     ---------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE:
  End of period                                      $    2.19       $    1.89    $    2.61    $    2.85    $    3.86    $    4.16
                                                     =========       =========    =========    =========    =========    =========
PER SHARE MARKET VALUE:
  End of period                                      $    2.20       $    2.01    $    2.64    $    2.63    $    3.13    $    4.25
                                                     =========       =========    =========    =========    =========    =========
TOTAL INVESTMENT RETURN+                                 14.57%         (12.97)%      13.97%       (3.84)%     (16.92)%     (15.15)%
                                                     =========       =========    =========    =========    =========    =========

                     The accompanying notes are an integral
                       part of these financial statements.

                                                      FOR THE
                                                     SIX MONTHS
                                                       ENDED
                                                    JUNE 30, 2003                  FOR THE YEARS ENDED DECEMBER 31,
                                                     (UNAUDITED)       2002        2001 (c)      2000         1999        1998 (b)
                                                    -------------    ---------    ---------    ---------    ---------    ---------
NET ASSETS, END OF PERIOD, APPLICABLE
  TO COMMON STOCK (a)                                $ 153,228       $ 131,170    $ 178,231    $ 191,928    $ 258,215    $ 273,518
                                                     =========       =========    =========    =========    =========    =========
NET ASSETS, END OF PERIOD, APPLICABLE
  TO PREFERRED STOCK (a)                             $ 100,000       $ 100,000    $ 150,000    $ 160,000    $ 210,000    $ 210,000
                                                     =========       =========    =========    =========    =========    =========
TOTAL NET ASSETS APPLICABLE
  TO COMMON AND PREFERRED STOCK,
  END OF PERIOD (a)                                  $ 253,228       $ 231,170    $ 328,231    $ 351,928    $ 468,215    $ 483,518
                                                     =========       =========    =========    =========    =========    =========
EXPENSE RATIOS:
  Ratio of preferred and other leverage
     expenses to average net assets*                       .17%**          .18%         .17%         .19%         .18%         .14%
  Ratio of operating expenses to average
     net assets*                                          1.85%**         1.46%        1.11%         .99%         .89%         .82%
                                                     ---------       ---------    ---------    ---------    ---------    ---------
RATIO OF TOTAL EXPENSES TO AVERAGE
  NET ASSETS*                                             2.02%**         1.64%        1.28%        1.18%        1.07%         .96%
                                                     =========       =========    =========    =========    =========    =========
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS*                                    13.90%**        16.48%       16.70%       17.46%       16.36%       15.22%
RATIO OF TOTAL EXPENSES TO AVERAGE
  NET ASSETS APPLICABLE TO COMMON
  AND PREFERRED STOCK                                     1.19%**          .89%         .71%         .64%         .60%         .58%
RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS APPLICABLE TO
  COMMON AND PREFERRED STOCK                              8.18%**         8.91%        9.23%        9.41%        9.16%        9.26%
PORTFOLIO TURNOVER RATE                                 156.63%**        82.47%       38.89%       45.58%       66.74%      124.67%

(a)  Dollars in thousands.
(b) The Fund issued Series D ATP on May 20, 1998. The per share data and ratios for the year ended December 31, 1998 reflect this transaction.
(c) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. This had no effect on net investment income per share and a $.01 increase to net realized and unrealized loss per share for the year ended December 31, 2001. The effect of this change increased the ratio of net investment income to average net assets from 16.29% to 16.70%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
  * Ratios calculated on the basis of expenses and net investment income applicable to the common shares relative to the average net assets of the common stockholders only. The expense ratio and net investment income ratio do not reflect the effect of dividend payments (including net swap settlement receipts/payments) to preferred stockholders.
 **  Annualized
  # Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's March 1998 rights offering.
  + Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.

                     The accompanying notes are an integral
                       part of these financial statements.

INFORMATION REGARDING
SENIOR SECURITIES

                                       JUNE 30, 2003                             AS OF DECEMBER 31,
                                        (UNAUDITED)        2002              2001          2000             1999           1998
                                       -------------   -------------   -------------   -------------   -------------   -------------
TOTAL AMOUNT OUTSTANDING:
  Preferred Stock                      $ 100,000,000   $ 100,000,000   $ 150,000,000   $ 160,000,000   $ 210,000,000   $ 210,000,000

ASSET COVERAGE:
  Per Preferred Stock Share (1)        $      63,307   $      57,793   $      54,705   $      54,989   $      55,740   $      57,562

INVOLUNTARY LIQUIDATION PREFERENCE:
  Preferred Stock Share (2)            $      25,000   $      25,000   $      25,000   $      25,000   $      25,000   $      25,000

APPROXIMATE MARKET VALUE:
  Per Preferred Stock Share (2)        $      25,000   $      25,000   $      25,000   $      25,000   $      25,000   $      25,000

(1) Calculated by subtracting the Fund's total liabilities (not including the Preferred Stock) from the Fund's total assets and dividing such amount by the number of Preferred Shares outstanding.

(2)  Plus accumulated and unpaid dividends.

                     The accompanying notes are an integral
                       part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING AND OTHER POLICIES

     The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders' capital through investment in a professionally managed, diversified portfolio of "high yield" fixed-income securities.

     The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

     See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

     The Fund's financial statements have been prepared in conformity with generally accepted accounting principles in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

     (a) VALUATION OF INVESTMENTS--Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments having maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, with a cost of approximately $9,809,000 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors.

     (b) INTEREST AND DIVIDEND INCOME--Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method for tax reporting purposes as required by federal income tax regulations. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(c) FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders each year. Accordingly, no federal income tax provision is required.


(2)  TAX MATTERS AND DISTRIBUTIONS

     At June 30, 2003, the total cost of securities (including temporary cash investments) for federal income tax purposes was approximately $259,406,000. Aggregate gross unrealized gain on securities in which there was an excess of value over tax cost was approximately $12,904,000. Aggregate unrealized loss on securities in which there was an excess of tax cost over value was approximately $13,672,000. Net unrealized loss on investments for tax purposes at June 30, 2003 was approximately $768,000.

     At December 31, 2002, the Fund had approximate capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

   CARRYOVER AVAILABLE                   EXPIRATION DATE
   -------------------                  -----------------
      $  35,581,000                     December 31, 2007
         21,822,000                     December 31, 2008
         67,042,000                     December 31, 2009
         46,118,000                     December 31, 2010
      -------------
      $ 170,563,000
      =============

     It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carry forward.

     The tax character of distributions paid to common and preferred shareholders of approximately $22,371,000 in 2002 was from ordinary income.

     As of December 31, 2002, the components of distributable earnings on a tax basis were approximately:

Undistributed Net Investment Income     $       402,000
Undistributed Long-Term Gain                         --
Unrealized Gain (Loss)                  $   (26,462,000)
Capital Losses Carry Forward
  and Post October Losses Deferred      $  (176,822,000)

     The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, accrued interest on defaulted bonds and amortization of swap termination payments.

     Distributions on common stock are declared based upon annual projections of the Fund's investment company taxable income. The Fund records all dividends and distributions payable to shareholders on the ex-dividend date and declares and distributes income dividends monthly.

     The Fund was required to amortize market discounts and premiums for financial reporting purposes beginning January 1, 2001. This new accounting policy resulted in additional interest income for financial reporting purposes only. The Fund does not amortize market discounts or premiums for tax purposes. Therefore, the additional interest income for financial reporting purposes does not result in additional common stock dividend income.

     The Fund has recorded several reclassifications in the capital accounts to present undistributed net investment income or accumulated net realized gains and losses on a tax basis, which is considered to be more informative to the shareholder. These reclassifications have no impact on the net asset value of the Fund.

(3)  INVESTMENT ADVISORY AGREEMENT

     T. Rowe Price Associates, Inc. (T. Rowe Price), the Fund's Investment Advisor, earned approximately $405,000 in management fees during the six months ended June 30, 2003. Management fees paid by the Fund to T. Rowe Price were calculated at 0.50% on the first $50,000,000 of the Fund's average weekly net assets, 0.40% on the next $50 million and 0.30% on average weekly net assets in excess of $100 million. T. Rowe Price's fee is calculated based on assets attributable to the Fund's common and auction term preferred stock. At June 30, 2003, the fee payable to T. Rowe Price was approximately $74,000, which was included in accrued expenses on the accompanying statement of assets and liabilities.

(4)  AUCTION TERM PREFERRED STOCK (ATP)

     The Fund had 4,000 shares of ATP issued and outstanding at June 30, 2003. The ATP's dividends are cumulative at a rate determined at an auction, and dividend periods will typically be 28 days unless notice is given for periods to be longer or shorter than 28 days. Dividend rates ranged from 1.15% to 1.60% for the six months ended June 30, 2003. The average dividend rate as of June 30, 2003 was 1.25%.

     The ATP is redeemable, at the option of the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. The ATP has a liquidation preference of $25,000 per share plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverages with respect to the ATP under the Fund's Charter and the 1940 Act in order to maintain the Fund's Aaa/AAA ratings by Moody's Investors Service, Inc. and Fitch, Inc., respectively.

(5)    ATP AUCTION-RELATED MATTERS

     Bankers Trust Company (BTC) serves as the ATP's auction agent pursuant to an agreement entered into on January 4, 1994. The term of the agreement is unlimited and may be terminated by either party. BTC may resign upon notice to the Fund, such resignation to be effective on the earlier of the 90th day after the delivery of such notice and the date on which a successor auction agent is appointed by the Fund. The Fund may also replace BTC as auction agent at any time.

     After each auction, BTC as auction agent will pay to each broker-dealer, from funds provided by the Fund, a maximum service charge at the annual rate of
0.25 of 1% or such other percentage subsequently agreed to by the Fund and the broker-dealers, of the purchase price of shares placed by such broker-dealers at such auction. In the event an auction scheduled to occur on an auction date fails to occur for any reason, the broker-dealers will be entitled to service charges as if the auction had occurred and all holders of shares placed by them had submitted valid hold orders. The Fund incurred approximately $123,000 for service charges through June 30, 2003. This amount is included under the caption preferred and auction fees in the accompanying statement of operations.

(6)  INTEREST RATE SWAPS

     The Fund entered into an interest payment swap arrangement with Fleet Bank (Fleet) for the purpose of partially hedging its dividend payment obligations with respect to the ATP. Pursuant to the Swap Arrangement the Fund makes payments to Fleet on a monthly basis at a fixed annual rate. In exchange for such payment Fleet makes payments to the Fund on a monthly basis at a variable rate determined with reference to one month LIBOR. The variable rates ranged from 1.31% to 1.44% for the six months ended June 30, 2003. The effective date, notional amount, maturity and fixed rate of the swap is as follows:

                  NOTIONAL                           FIXED
EFFECTIVE         CONTRACT                           ANNUAL
  DATE             AMOUNT           MATURITY          RATE
 10/1/01       $100 million         10/1/06           4.50%

     Swap transactions, which involve future settlement, give rise to credit risk. Credit risk is the amount of loss the Fund would incur in the event counterparties failed to perform according to the terms of the contractual commitments. In the event of nonperformance by the counterparty, the Fund's dividend payment obligation with respect to the ATP would no longer be partially hedged. Therefore, the ATP dividend would no longer be partially fixed. In an unfavorable interest rate environment, the Fund would be subject to higher net ATP dividend payments, resulting in less income available for the common share dividend. The Fund does not anticipate nonperformance by any counterparty. While notional contract amounts are used to express the volume of interest rate swap agreements, the amounts potentially subject to credit risk, in the event of nonperformance by counterparties, are substantially smaller.

     The Fund accounts for interest rate swaps in accordance with the Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This statement requires an entity to recognize all freestanding derivative instruments in the balance sheet as either assets or liabilities and measure them at fair value. Any change in the unrealized gain or loss is recorded in current earnings. For the six months ended June 30, 2003, the Fund's obligations under the swap agreements were more than the amount received from Fleet by approximately $1,591,000 and is included in the accompanying statement of operations.

     The estimated fair value of the interest rate swap agreement at June 30, 2003 amounted to approximately $8,061,000 of unrealized loss and is presented in the accompanying balance sheet.

(7)  PURCHASES AND SALES OF SECURITIES

     Purchases and proceeds of sales or maturities of long-term securities during the six months ended June 30, 2003 were approximately:

Purchases of securities                        $ 180,270,000
Sales of securities                            $ 191,034,000

(8)  RELATED PARTY TRANSACTIONS

     A partner of Goodwin Procter LLP, counsel to the Fund, serves as a Director of the Fund. Fees earned by Goodwin Procter LLP amounted to approximately $397,000 for the six months ended June 30, 2003. The Fund paid approximately $130,000 during the six months ended June 30, 2003 to two officers of the Fund for the provision of certain administrative services.

(9)  RIGHTS OFFERING

     The Fund issued to stockholders of record as of the close of business on July 21, 2003, rights to subscribe for an aggregate of 23,397,095 shares of common stock, $.01 par value per share, of the Fund. One right was issued for each three full shares of common stock beneficially held on the record date. The rights entitled a stockholder to acquire at the subscription price of $1.81 per share one share for each right held. The subscription price was 94% of the average of the last reported sales price of the Fund's Common Stock on the New York Stock Exchange on August 18, 2003, the expiration date and the nine preceding business days. On August 22, 2003 the Fund completed its rights offering. Proceeds of approximately $42,348,000 and shares of 23,397,095 were recorded. In addition the deferred offering expense of approximately $880,000 was netted against the rights offering proceeds.

COMMON AND AUCTION TERM PREFERRED STOCK TRANSACTIONS

From time to time in the future, the Fund may effect redemptions and/or repurchases of its ATP as provided in the applicable constituent instruments or as agreed upon by the Fund and sellers. The Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.

The Fund may purchase shares of its Common Stock in the open market when the Common Stock trades at a discount to net asset value or at other times if the Fund determines such purchases are in the best interest of its stockholders. There can be no assurance that the Fund will take such action in the event of a market discount to net asset value or that Fund purchases will reduce a discount.

DIRECTORS
Robert F. Birch
Joseph L. Bower
Richard E. Floor
Bernard J. Korman
Ernest E. Monrad

DIRECTOR EMERITUS
Franco Modigliani

OFFICERS
Robert F. Birch - President
Ellen E. Terry - Vice President, Treasurer
Richard E. Floor - Secretary

INVESTMENT ADVISOR
T. Rowe Price Associates, Inc.
100 E. Pratt Street
Baltimore, Maryland 21202

ADMINISTRATOR
The New America High Income Fund, Inc.
33 Broad Street
Boston, MA 02109
(617) 263-6400

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

TRANSFER AGENT
EquiServe Trust Company N.A.
P.O. Box 43011
Providence, RI 02940-3011
(617) 328-5000 ext. 6406
(800) 426-5523

Listed: NYSE
Symbol: HYB
Web site: www.newamerica-hyb.com

EQUISERVE TRUST COMPANY N.A.
P.O. BOX 43011
PROVIDENCE, RI 02940-3011


NEHCM-SA-03

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940
Act") provide reasonable assurances that material information regarding the Registrant is made known to them by the appropriate persons, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act are attached as exhibits to this report.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act are attached as exhibits to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          The New America High Income Fund, Inc.

      By: /s/ Robert F. Birch
          ------------------------
          Name:  Robert F. Birch
          Title: Chief Executive Officer
          Date:  September 5, 2003


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By: /s/ Robert F. Birch
          ------------------------
          Name:  Robert F. Birch
          Title: Chief Executive Officer
          Date:  September 5, 2003


      By: /s/ Ellen E. Terry
          ------------------------
          Name:  Ellen E. Terry
          Title: Chief Financial Officer
          Date:  September 5, 2003